Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of year	$ 48,727	$ 46,173
Accretion expense	2,818	2,777
Liabilities incurred and assumed in business combinations	20,984	2,240
Liabilities settled	(2,061)
Revisions in estimated cash flows	(46)	(2,463)
Balance at end of year	$ 70,422	$ 48,727